Note 14	12 Months Ended
Dec. 31, 2024
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the consolidated balance sheets, according to the nature of the financial instrument, is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	2024	2023	2022 ⁽¹⁾
Debt securities		59,014	49,462	36,639
Central banks		6	22	21
Government		54,806	45,124	34,648
Credit institutions		2,459	2,366	400
Other financial corporations		451	923	602
Non-financial corporations		1,292	1,027	967
Loans and advances to central banks		8,255	7,151	4,401
Loans and advances to credit institutions		22,655	17,477	16,031
Reverse repurchase agreement		9,157	5,786	5,251
Other loans and advances		13,497	11,690	10,780
Loans and advances to customers	7.2.2	412,477	377,643	357,351
Government		22,111	23,265	20,892
Other financial corporations		17,497	13,251	12,765
Non-financial corporations		193,386	171,063	165,433
Other		179,483	170,063	158,261
Total	8.1	502,400	451,732	414,421
Of which: impaired assets of loans and advances to customers	7.2.2	14,211	14,444	13,493
Of which: loss allowances of loans and advances	7.2.5	(11,630)	(11,316)	(11,291)
Of which: loss allowances of debt securities		(57)	(82)	(91)
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
Debt securities
The breakdown of the balance under the heading “Debt securities” in the consolidated balance sheets, according to the issuer of the debt securities, is as follows:

Financial assets at amortized cost. Debt securities (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Domestic debt securities
Government and other government agencies	35,664	25,857	18,397
Credit institutions	1,099	1,028	—
Other issuers	367	230	144
Subtotal	37,130	27,114	18,541
Foreign debt securities	21,884
Mexico	4,139	6,277	4,222
Government and other government agencies	4,076	6,205	4,198
Credit institutions	63	72	24
Other issuers	—	—	—
The United States	2,505	2,229	2,215
Government and other government agencies	2,463	2,188	2,159
Credit institutions	20	19	25
Other issuers	22	21	31
Turkey	6,764	6,284	5,332
Government and other government agencies	6,622	6,167	5,325
Credit institutions	7	8	6
Other issuers	135	109	—
Other countries	8,476	7,558	6,328
Other foreign governments and other government agency	5,982	4,707	4,568
Central banks	6	22	21
Credit institutions	1,269	1,239	345
Other issuers	1,219	1,591	1,394
Subtotal	21,884	22,348	18,097
Total	59,014	49,462	36,639
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
As of December 31, 2024, 2023 and 2022, the distribution according to the credit quality (ratings) of the issuers of debt securities classified as financial assets at amortized cost, was as follows:

Debt securities by rating
	2024		2023		2022 ⁽¹⁾
	Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%
AAA	1,907	3.2%	1,829	3.7%	3,068	8.4%
AA+	3,418	5.8%	3,096	6.3%	217	0.6%
AA	69	0.1%	142	0.3%	82	0.2%
AA-	1,027	1.7%	60	0.1%	76	0.2%
A+	22	—%	25	0.1%	13	—%
A	497	0.8%	444	0.9%	524	1.4%
A-	34,652	58.7%	24,739	50.0%	17,050	46.5%
BBB+	4,518	7.7%	6,615	13.4%	4,710	12.9%
BBB	4,105	7.0%	4,551	9.2%	4,091	11.2%
BBB-	890	1.5%	548	1.1%	351	1.0%
BB+ or below	7,199	12.2%	6,642	13.4%	5,789	15.8%
Unclassified	711	1.2%	772	1.6%	667	1.8%
Total	59,014	100.0%	49,462	100.0%	36,639	100.0%
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
Loans and advances to customers
The breakdown of the balance under this heading in the consolidated balance sheets, according to their nature, is as follows:

Loans and advances to customers (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
On demand and short notice	5,307	3,040	4,101
Credit card debt	27,720	22,889	18,898
Trade receivables	31,693	25,096	25,987
Finance leases	10,125	9,463	8,571
Reverse repurchase agreement	262	92	102
Other term loans	331,451	312,186	294,059
Advances that are not loans	5,919	4,877	5,633
Total	412,477	377,643	357,351
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
The following table sets forth a breakdown of the gross carrying amount "Loans and advances to customers" with maturity greater than one year by fixed and variable rate as of December 31, 2024, 2023 and 2022:

Loans and advances maturing in more than one year by fixed and variable rate (Millions of Euros)
	2024			2023			2022
	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Fixed rate	67,284	85,473	152,757	63,060	77,381	140,441	59,394	67,874	127,269
Variable rate	62,359	65,493	127,851	66,188	61,723	127,911	69,647	53,440	123,087
Total	129,642	150,966	280,608	129,248	139,104	268,352	129,042	121,314	250,356
As of December 31, 2024, 2023 and 2022, 54%, 52% and 51%, respectively, of "Loans and advances to customers" with maturity greater than one year have fixed-interest rates and 46%, 48% and 49%, respectively, have variable interest rates.
This heading also includes some loans that have been securitized. The balances recognized in the consolidated balance sheets corresponding to these securitized loans are as follows:

Securitized loans (Millions of Euros)
	2024	2023	2022
Securitized mortgage assets	19,537	20,406	23,290
Other securitized assets	8,702	8,493	5,495
Total	28,239	28,899	28,784
The heading of Loans and advances to customers includes a deposit with the Bank of France associated with the contribution to the Single Resolution Fund for the years 2018, 2017 and 2016, which was made in the form of an irrevocable payment commitment, given that its amount is considered to be recoverable as of December 31, 2024. The resolution of the appeal filed with the Court of Justice of the European Union by a financial institution outside the Group against the decision of the Court of Justice of the European Union rejecting the return of amounts deposited is pending. This could lead to a claim by the Single Resolution Board. In any case, the BBVA Group balance of this deposit as of December 31, 2024 is not significant.